Condensed Financial Statements of Parent Company (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income before income tax and equity in undistributed net income of subsidiary									$ 5,605	$ 4,573	$ 3,365
Income tax benefit									1,343	1,060	654
Net income	1,104	1,122	1,021	1,015	1,019	886	904	704	4,262	3,513	2,711
Parent Company
Interest and dividends from ChoiceOne Bank									1,710	1,695	1,641
Interest and dividends from other securities									16	7	7
Other income										33
Total income									1,726	1,735	1,648
Other expenses									89	81	67
Income before income tax and equity in undistributed net income of subsidiary									1,637	1,654	1,581
Income tax benefit									29	16	23
Income before equity in undistributed net income of subsidiary									1,666	1,670	1,604
Equity in undistributed net income of subsidiary									2,596	1,843	1,107
Net income									$ 4,262	$ 3,513	$ 2,711